1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com JEREMY SENDEROWICZ jeremy.senderowicz@dechert.com +212 641 5669 Direct +212 698 3599 Fax

April 29, 2014

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Attention:	Larry Greene, Division of Investment Management

Mail Stop 0505

Re:	AIP Macro Registered Fund P (“Feeder Fund”)
File Numbers 811-22683 & 333-180381

AIP Macro Registered Fund A (“Master Fund”)

File Numbers 811-22682& 333-180380

(each a “Fund,” and collectively, the “Funds”)

Dear Mr. Greene:

On behalf of each Fund, we transmit for filing under the Securities Act of 1933 and the Investment Company Act of 1940, each as amended, a copy of Post-Effective Amendment No. 4 to each Fund’s Registration Statement on Form N-2 (each, an “Amendment”).

Each Amendment is being filed to update each Fund’s financial statements and certain other non-material information.

If you would like to discuss any of this matter in further detail or if you have any questions, please feel free to contact me at (212) 641-5669. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz

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